FINANCIAL INSTRUMENTS - Foreign currency risk management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2017 $ / $
Financial Instruments [Abstract]
Percentage of entity's revenue	86.30%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation of foreign exchange, percent	59.02%	102.20%
Average foreign exchange rate | $ / $	59.79	37.60	18.60
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (6,822)
% Increase, Amount	(946)
% Decrease, Amount	(753)
Argentine peso (ARS) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 8,023
% Increase	40.00%
% Increase, Amount	$ (2,292)
% Decrease	10.00%
% Decrease, Amount	$ 891
Chilean pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (2,789)
% Increase	10.00%
% Increase, Amount	$ 254
% Decrease	10.00%
% Decrease, Amount	$ (310)
Colombian peso (COP) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (7,770)
% Increase	10.00%
% Increase, Amount	$ 706
% Decrease	10.00%
% Decrease, Amount	$ (863)
Indian rupees | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (252)
% Increase	10.00%
% Increase, Amount	$ 23
% Decrease	10.00%
% Decrease, Amount	$ (28)
Uruguayan pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (4,034)
% Increase	10.00%
% Increase, Amount	$ 363
% Decrease	10.00%
% Decrease, Amount	$ (443)